ACCOUNTING POLICIES - FINANCE LEASE (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)	Aug. 24, 2017 BRL (R$)	Aug. 24, 2017 USD ($)	Jul. 24, 2017 BRL (R$)	Jul. 24, 2017 USD ($)	Apr. 25, 2017 BRL (R$)	Apr. 25, 2017 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 137,842,000	$ 181,564,000		$ 184,099,000	R$ 4,570	$ 1,179,000	R$ 4,220	$ 1,089,000	R$ 23,615	$ 6,094,000
Additions to right-of-use assets		5,798,000
Reclassification Between PPEQ and Right Of Use Assets	0	0	$ (4,362,000)
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	1,331,000	24,427,000
Reclassification Between PPEQ and Right Of Use Assets	36,469,000	(184,000)	(4,362,000)
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	137,842,000	181,564,000	189,897,000
Additions to right-of-use assets	14,533,000	4,246,000
Gains (losses) on exchange differences on translation, before tax	(31,259,000)	(9,885,000)
Reclassification Between PPEQ and Right Of Use Assets	2,070,000	5,798,000
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	237,651,000	253,424,000	208,526,000
Additions to right-of-use assets	32,723,000	49,261,000
Gains (losses) on exchange differences on translation, before tax	(47,165,000)	(28,790,000)
Reclassification Between PPEQ and Right Of Use Assets	(1,331,000)	24,427,000
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(99,809,000)	(71,860,000)	$ (18,629,000)
Additions to right-of-use assets	(47,256,000)	(53,507,000)
Gains (losses) on exchange differences on translation, before tax	15,906,000	18,905,000
Reclassification Between PPEQ and Right Of Use Assets	$ 3,401,000	$ (18,629,000)